Other Current Liability - Summary of Onerous Contracts Provisions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Onerous Contracts Provision [Abstract]
At January 1	$ 555	$ 250
Recognized	37	522
Reversed	(544)	(246)
Exchange differences	(6)	29
At December 31	$ 42	$ 555